Quarterly Report
July 31, 2024
MFS®  Commodity
Strategy Fund
CMS-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 81.8%
Aerospace & Defense – 0.6%
Boeing Co., 2.196%, 2/04/2026	$3,758,000	$3,576,505
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,256,479
		$4,832,984
Apparel Manufacturers – 0.1%
Tapestry, Inc., 7.05%, 11/27/2025	$587,000	$598,810
Tapestry, Inc., 7%, 11/27/2026	356,000	368,070
		$966,880
Asset-Backed & Securitized – 14.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.011%, 11/15/2054 (i)	$19,672,656	$886,293
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.948% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,797,890
ACREC 2021-FL1 Ltd., “B”, FLR, 7.248% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,373,539
ACREC 2021-FL1 Ltd., “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,095,216
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.699% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	1,527,500	1,500,772
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	535,850	535,444
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	1,586,000	1,588,055
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	375,500	371,019
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	153,500	151,354
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	567,022
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	328,710
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,658,285
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,646,340
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	974,706
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.637% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,631,243
AREIT 2022-CRE6 Trust, “C”, FLR, 7.492% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	874,094
AREIT 2022-CRE6 Trust, “D”, FLR, 8.192% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	773,136
AREIT 2022-CRE7 LLC, “B”, FLR, 8.578% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,569,609
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	520,918	524,009
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.194% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,606,204	1,607,230
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.644% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	870,027	871,359
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.143% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,368,365	1,372,829
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.443% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	579,877	581,128
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)	18,973,380	485,812
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.277%, 7/15/2054 (i)	7,271,107	451,893
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.367%, 9/15/2054 (i)	7,398,797	479,124
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.597%, 2/15/2054 (i)	11,196,154	864,760
BDS 2021-FL10 Ltd., “B”, FLR, 7.398% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	790,959
BDS 2021-FL10 Ltd., “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	572,110
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.262%, 2/15/2054 (i)	12,476,048	700,660
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.255%, 7/15/2054 (i)	14,422,035	818,576
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.267%, 8/15/2054 (i)	10,147,453	623,530
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.027%, 9/15/2054 (i)	14,748,213	684,979
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	485,000	466,315
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	333,278
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	400,164
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.837% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,085,299	3,076,618
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.387% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	435,999
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.637% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	697,026
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	175,945	167,510
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	44,919	42,750
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	952,921	968,749
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	113,926	115,968
BXMT 2020-FL2 Ltd., “B”, FLR, 6.849% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,371,270
BXMT 2020-FL2 Ltd., “A”, FLR, 6.349% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	1,171,345	1,122,955
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,398,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	$559,902	$549,378
CD 2017-CD4 Mortgage Trust, “XA”, 1.375%, 5/10/2050 (i)	9,299,047	242,465
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	342,018
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	106,825
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	910,723	914,854
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	955,979	966,015
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	387,411	387,098
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	1,302,741	1,312,809
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,761,324	1,785,492
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	584,553	592,531
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	101,824	100,954
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.633%, 11/15/2062 (i)	8,962,698	263,933
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.292%, 2/15/2054 (i)	10,814,498	685,625
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.769%, 4/15/2054 (i)	10,503,307	377,077
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.973%, 6/15/2063 (i)	11,369,379	535,965
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.036%, 6/15/2064 (i)	6,078,613	309,857
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	210,162	209,444
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	246,872
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	87,939	87,336
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	573,517
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,333,516
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	748,467	748,422
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	398,067	397,822
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.141% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,950,725
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	549,901	550,123
Empire District Bondco LLC, 4.943%, 1/01/2033	684,000	683,897
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	952,825	953,783
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	940,711	943,720
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	701,335
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)	851,000	853,252
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	944,000	945,678
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.194% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,237,185	1,222,381
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.594% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,740,609
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	556,411	555,868
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.153%, 5/10/2050 (i)	10,406,477	229,026
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.223%, 8/10/2050 (i)	10,726,470	262,560
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.125%, 5/12/2053 (i)	8,621,053	442,723
JPMorgan Chase Commercial Mortgage Securities Corp., 0.949%, 9/15/2050 (i)	10,556,430	217,356
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	310,409	309,883
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	459,944	460,526
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	840,000	841,477
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,743,156
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	726,661
MF1 2020-FL4 Ltd., “B”, FLR, 8.199% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	2,437,000	2,431,373
MF1 2021-FL6 Ltd., “B”, FLR, 7.098% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,011,344
MF1 2022-FL8 Ltd., “C”, FLR, 7.541% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	910,512
MF1 2022-FL9 Ltd., “B”, FLR, 8.491% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,978,591
MF1 2024-FL14 LLC, “C”, FLR, 8.63% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	818,860
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.237%, 5/15/2050 (i)	8,601,435	208,903
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.303%, 6/15/2050 (i)	3,804,723	90,582
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.805%, 12/15/2051 (i)	14,596,315	423,731
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.285%, 5/15/2054 (i)	9,441,738	544,925
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.201%, 6/15/2054 (i)	8,611,959	443,379
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	2,055,437	2,071,600
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.387% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,390,909
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.437% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	962,575
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.293% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,427,638	1,430,385
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.893% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,427,638	1,416,847
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	674,821	679,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	$661,294	$664,622
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	2,129,610	2,131,942
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	200,155	201,118
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	1,446,602	1,463,957
OCP CLO 2015-10A Ltd., “BR2”, FLR, 7.19% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/26/2034 (n)	2,250,000	2,252,063
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,718,268
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,151,912
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	999,497
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,355,447
PFP III 2021-8 Ltd., “B”, FLR, 6.942% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	617,500	611,184
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	232,252
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	174,486
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.462% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	724,396
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,563,233
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.043% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	645,000	646,331
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,000,394
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.493% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,528,000	1,527,453
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.248% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,226,435
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.849% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,278,026
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.299% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,630,353
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	6,011,916	146,625
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.866%, 12/15/2051 (i)	6,200,542	187,078
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	1,164,810	1,180,792
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	990,981	993,065
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	525,000	526,027
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.337%, 11/15/2054 (i)	5,771,384	378,787
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.187% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	126,798	126,864
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	677,154
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.188% (SOFR - 30 day + 0.85%), 3/15/2027	683,334	683,990
		$125,021,608
Automotive – 1.5%
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	$457,000	$456,411
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	2,837,000	2,863,996
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,083,093
LKQ Corp., 5.75%, 6/15/2028	2,196,000	2,246,990
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,180,214
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	878,000	874,157
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,982,174
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,294,523
		$12,981,558
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	$564,000	$563,972
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	1,062,000	1,011,612
		$1,575,584
Brokerage & Asset Managers – 1.6%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,927,578
Charles Schwab Corp., 5.875%, 8/24/2026	2,643,000	2,692,563
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,072,000	2,122,827
LPL Holdings, Inc., 5.7%, 5/20/2027	1,575,000	1,591,687
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,085,000	1,059,815
LPL Holdings, Inc., 6.75%, 11/17/2028	822,000	867,862
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,711,000	1,612,415
		$13,874,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$934,793
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,147,324
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,485,061
		$4,567,178
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$1,356,000	$1,381,930
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	3,417,000	3,487,546
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,911,000	1,899,636
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,035,000	1,892,224
		$8,661,336
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$1,476,000	$1,473,180
VMware, Inc., 1.4%, 8/15/2026	1,143,000	1,066,083
		$2,539,263
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026	$2,560,000	$2,579,889
Regal Rexnord Corp., 6.05%, 4/15/2028	1,554,000	1,592,467
		$4,172,356
Consumer Products – 0.3%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$2,654,000	$2,614,132
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,243,933
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,630,660
		$4,874,593
Electronics – 1.0%
Broadcom, Inc., 5.05%, 7/12/2027	$912,000	$920,164
Broadcom, Inc., 5.05%, 7/12/2029	514,000	520,331
Microchip Technology, Inc., 0.983%, 9/01/2024	3,485,000	3,469,441
Qorvo, Inc., 1.75%, 12/15/2024	909,000	893,390
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	3,016,350
		$8,819,676
Emerging Market Quasi-Sovereign – 0.3%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$796,000	$796,000
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,375,000	1,347,255
		$2,143,255
Energy - Independent – 1.0%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$944,278
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	948,636
EQT Corp., 5.7%, 4/01/2028	1,558,000	1,588,266
Occidental Petroleum Corp., 5%, 8/01/2027	895,000	898,079
Occidental Petroleum Corp., 5.2%, 8/01/2029	1,333,000	1,341,105
Pioneer Natural Resources Co., 1.9%, 8/15/2030	3,452,000	2,966,452
		$8,686,816
Financial Institutions – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$1,488,570
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	891,725
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	754,468
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,573,156
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,205,089

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	$1,565,000	$1,584,080
		$7,497,088
Food & Beverages – 1.3%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$2,239,000	$2,251,401
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	3,280,000	2,970,821
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	2,980,000	2,954,411
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	962,630
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	1,994,650
		$11,133,913
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$2,186,000	$2,174,546
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	404,279
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,976,000	1,962,278
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,085,358
Las Vegas Sands Corp., 5.9%, 6/01/2027	828,000	841,152
Marriott International, Inc., 3.75%, 10/01/2025	459,000	452,079
Marriott International, Inc., 4.9%, 4/15/2029	1,307,000	1,315,113
Sands China Ltd., 3.8%, 1/08/2026	2,616,000	2,538,793
		$10,773,598
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$152,000	$146,037
Insurance – 0.8%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$1,305,000	$1,286,280
Corebridge Financial, Inc., 3.65%, 4/05/2027	1,837,000	1,780,768
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,117,000	1,132,457
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,434,173
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,384,464
		$7,018,142
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,151,417
Machinery & Tools – 0.2%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$1,355,233
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	428,490
		$1,783,723
Major Banks – 6.7%
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$759,000	$744,081
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,680,066
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,298,046
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,682,239
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,360,648
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	633,633
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	961,000	982,777
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	1,108,000	1,144,864
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	933,923
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	176,507
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,198,137
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	707,988
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	662,825
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	1,500,000	1,499,607
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	249,844
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	466,637
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,090,000	1,969,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	$2,402,000	$2,372,812
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,264,000	1,252,443
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	3,118,000	2,960,428
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,230,504
PNC Bank N.A., 2.5%, 8/27/2024	1,122,000	1,119,369
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,312,000	1,316,349
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	4,019,234
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	796,590
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,065,983
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,618,636
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,155,360
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,708,612
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	1,834,000	1,845,864
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,237,000	1,225,757
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	465,972
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,439,183
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,599,000	2,554,435
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,732,947
		$57,271,708
Medical & Health Technology & Services – 0.6%
IQVIA, Inc., 5.7%, 5/15/2028	$788,000	$805,935
IQVIA, Inc., 6.25%, 2/01/2029	598,000	624,820
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,014,000	3,977,570
		$5,408,325
Metals & Mining – 0.9%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$3,218,000	$3,195,014
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,575,889
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,582,808
		$7,353,711
Midstream – 1.4%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$2,519,000	$2,617,911
DCP Midstream Operating LP, 5.625%, 7/15/2027	2,855,000	2,911,683
Enbridge, Inc., 2.5%, 2/14/2025	1,757,000	1,729,259
Enbridge, Inc., 5.25%, 4/05/2027	1,976,000	1,999,939
Energy Transfer LP, 2.9%, 5/15/2025	1,027,000	1,006,770
Energy Transfer LP, 5.55%, 2/15/2028	916,000	932,997
Western Midstream Operating LP, 3.1%, 2/01/2025	1,082,000	1,067,339
		$12,265,898
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 5/01/2025	$3,278	$3,257
Fannie Mae, 3%, 12/01/2031	193,781	186,123
Fannie Mae, 2%, 5/25/2044	28,934	28,649
Freddie Mac, 4%, 7/01/2025	10,180	10,091
Freddie Mac, 5.97%, 7/25/2029	665,256	666,507
Freddie Mac, 1.577%, 4/25/2030 (i)	6,331,062	457,022
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,576,491	2,460,513
Freddie Mac, 2%, 7/15/2042	345,855	318,642
		$4,130,804
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$2,040,000	$2,055,822
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	243,925
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	302,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	$45,163	$44,590
		$2,647,121
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$4,169,000	$4,133,023
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$1,322,754
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	930,202
		$2,252,956
Other Banks & Diversified Financials – 2.1%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,632,000	$2,698,630
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	409,000	430,499
American Express Co., 2.25%, 3/04/2025	859,000	843,927
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,922,255
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	1,998,262
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,251,000	1,274,740
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,237,385
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,251,000	2,230,412
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,800,571
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	2,258,000	2,292,794
		$17,729,475
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$1,758,016
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	566,000	588,568
		$2,346,584
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$3,123,476
Corporate Office Property LP, REIT, 2%, 1/15/2029	524,000	455,561
		$3,579,037
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$1,929,000	$1,958,050
Real Estate - Retail – 0.2%
WEA Finance LLC, 4.125%, 9/20/2028 (n)	$1,189,000	$1,132,835
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	391,000	367,904
		$1,500,739
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,388,000	$3,234,947
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	1,129,000	1,024,469
		$4,259,416
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$1,663,000	$1,630,299
Ross Stores, Inc., 0.875%, 4/15/2026	1,749,000	1,634,462
		$3,264,761
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$492,000	$473,957
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	426,067
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,867,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 3.5%, 4/15/2025	$2,918,000	$2,877,016
		$7,644,998
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$1,251,000	$1,301,756
Philip Morris International, Inc., 5.125%, 11/15/2024	1,300,000	1,298,386
Philip Morris International, Inc., 5%, 11/17/2025	667,000	667,896
Philip Morris International, Inc., 5.125%, 11/17/2027	946,000	958,746
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,270,800
		$5,497,584
Transportation - Services – 1.6%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$2,816,000	$2,867,902
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	3,216,000	3,259,738
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	684,000	680,785
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	673,973
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,275,576
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,612,872
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,833,077
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,293,556
		$13,497,479
U.S. Treasury Obligations – 32.2%
U.S. Treasury Notes, 1.875%, 8/31/2024 (f)(s)	$17,444,000	$17,395,393
U.S. Treasury Notes, 0.75%, 11/15/2024 (f)(s)	13,576,000	13,401,315
U.S. Treasury Notes, 2.5%, 1/31/2025 (f)(s)	23,236,000	22,939,741
U.S. Treasury Notes, 2.875%, 4/30/2025 (f)(s)	30,264,000	29,808,621
U.S. Treasury Notes, 4.125%, 6/15/2026	30,754,000	30,649,485
U.S. Treasury Notes, 4.5%, 7/15/2026	57,693,000	57,918,363
U.S. Treasury Notes, 4.625%, 11/15/2026 (f)	75,958,000	76,655,271
U.S. Treasury Notes, 4.375%, 7/15/2027	25,469,000	25,685,884
		$274,454,073
Utilities - Electric Power – 2.2%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$722,000	$723,762
Edison International, 4.7%, 8/15/2025	1,686,000	1,675,572
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	1,536,000	1,568,308
Entergy Louisiana LLC, 0.95%, 10/01/2024	5,399,000	5,355,123
FirstEnergy Corp., 2.05%, 3/01/2025	1,473,000	1,438,311
FirstEnergy Corp., 1.6%, 1/15/2026	900,000	854,446
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	1,486,000	1,492,128
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	1,681,000	1,692,635
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,613,666
Pacific Gas & Electric Co., 5.55%, 5/15/2029	2,561,000	2,615,856
		$19,029,807
Total Bonds		$697,061,433
Investment Companies (h) – 9.9%
Money Market Funds – 9.9%
MFS Institutional Money Market Portfolio, 5.39% (v)	84,676,429	$84,684,897
Short-Term Obligations (s)(y) – 4.2%
Federal Home Loan Bank, 5.25%, due 8/01/2024	$35,565,000	$35,559,809

Other Assets, Less Liabilities – 4.1%		35,189,522
Net Assets – 100.0%		$852,495,661

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $84,684,897 and $732,621,242, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $218,447,488, representing 25.6% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	194	$39,841,234	September – 2024	$327,679

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	SOFR - 1 day/Annually	$344,625	$(4,023)	$340,602
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	SOFR - 1 day/Annually	144,835	—	144,835
						$489,460	$(4,023)	$485,437
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
1/21/25	USD	10,675,360 (Short)	Citibank N.A.	3 month T-Bill - 0.04%	BCOMGCTR (floating rate)	$48,573	$—	$48,573
2/03/25	USD	11,053,622 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	56,583	—	56,583
2/28/25	USD	2,883,826 (Short)	Morgan Stanley	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	17,351	—	17,351
2/28/25	USD	12,872,701 (Short)	Morgan Stanley	3 month T-Bill - 0.04%	BCOMALTR (floating rate)	67,785	—	67,785
5/08/25	USD	16,585,386 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMSITR (floating rate)	79,733	—	79,733
6/30/25	USD	9,687,486 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	48,121	—	48,121
6/30/25	USD	6,175,178 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMSMT (floating rate)	31,002	—	31,002
						$349,148	$—	$349,148
Liability Derivatives
Total Return Swaps
8/16/24	USD	29,705,391 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	$(149,644)	$—	$(149,644)
8/16/24	USD	34,900,402 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(175,260)	—	(175,260)
8/16/24	USD	15,175,913 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(76,210)	—	(76,210)
8/16/24	USD	35,897,556 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(180,266)	—	(180,266)
8/16/24	USD	34,900,402 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(175,260)	—	(175,260)
9/06/24	USD	7,103,358 (Long)	Merrill Lynch International	BCOMRBTR (floating rate)	3 month T-Bill + 0.075%	(34,645)	—	(34,645)
9/06/24	USD	9,689,107 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.07%	(48,491)	—	(48,491)
10/18/24	USD	141,486,058 (Short)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.14%	(722,788)	—	(722,788)
12/20/24	USD	109,015,257 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(555,869)	—	(555,869)
12/20/24	USD	11,224,819 (Long)	Merrill Lynch International	BCOMCTTR (floating rate)	3 month T-Bill + 0.14%	(57,709)	—	(57,709)
1/21/25	USD	50,052,096 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(252,384)	—	(252,384)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
1/21/25	USD	50,052,096 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	$(252,384)	$—	$(252,384)
1/21/25	USD	50,052,096 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(252,145)	—	(252,145)
2/28/25	USD	25,052,963 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(126,328)	—	(126,328)
2/28/25	USD	32,050,765 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(163,426)	—	(163,426)
2/28/25	USD	14,289,362 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(71,757)	—	(71,757)
4/17/25	USD	45,585,000 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(229,639)	—	(229,639)
5/08/25	USD	13,496,158 (Long)	Citibank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(67,943)	—	(67,943)
6/02/25	USD	26,307,925 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(132,109)	—	(132,109)
6/02/25	USD	27,282,293 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.089%	(136,981)	—	(136,981)
6/30/25	USD	14,862,777 (Long)	Citibank N.A.	BCOMGOT (floating rate)	3 month T-Bill + 0.10%	(75,951)	—	(75,951)
7/24/25	USD	25,528,518 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(128,602)	—	(128,602)
7/24/25	USD	7,497,319 (Long)	Goldman Sachs International	BCOMZSTR (floating rate)	3 month T-Bill + 0.10%	(40,209)	—	(40,209)
7/24/25	USD	5,489,923 (Long)	Morgan Stanley	BCOMLHTR (floating rate)	3 month T-Bill + 0.12%	(25,220)	—	(25,220)
8/11/25	USD	4,694,096 (Long)	Morgan Stanley	BCOMKCTR (floating rate)	3 month T-Bill + 0.14%	(14,808)	—	(14,808)
8/11/25	USD	90,930,927 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(275,788)	—	(275,788)
						$(4,421,816)	$—	$(4,421,816)
At July 31, 2024, the fund had cash collateral of $66,412,450 and other liquid securities with an aggregate value of $85,022,609 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $141,486,058*	Notional Amount: $109,015,257*	Notional Amount: $32,050,765*
Long Futures Contracts
Soybean Oil - December 2024	2.9%	$4,118,055	$3,172,968	$932,861
Corn - September 2024	1.2%	1,734,677	1,336,571	392,955
Corn - December 2024	3.5%	4,986,890	3,842,407	1,129,678
WTI - September 2024	2.0%	2,873,053	2,213,693	650,831
WTI - November 2024	5.4%	7,694,777	5,928,839	1,743,094
Brent - November 2024	7.6%	10,770,548	8,298,727	2,439,847
Cotton - December 2024	1.3%	1,870,291	1,441,062	423,676
Gold - December 2024	16.9%	23,960,865	18,461,889	5,427,843
Copper Comex - September 2024	1.5%	2,146,998	1,654,266	486,358
Copper Comex - December 2024	4.2%	5,955,324	4,588,587	1,349,056
Heating Oil - September 2024	0.5%	753,167	580,316	170,615
Heating Oil - November 2024	1.5%	2,092,755	1,612,471	474,071

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $141,486,058*	Notional Amount: $109,015,257*	Notional Amount: $32,050,765*
Coffee - September 2024	1.0%	1,376,131	1,060,312	311,734
Coffee - December 2024	2.7%	3,768,090	2,903,320	853,583
Kansas Wheat - September 2024	0.4%	584,698	450,511	132,451
Kansas Wheat - December 2024	1.2%	1,663,360	1,281,621	376,800
Aluminum - September 2024	1.1%	1,508,097	1,161,991	341,628
Aluminum - November 2024	3.0%	4,226,138	3,256,247	957,345
Live Cattle - October 2024	3.7%	5,249,432	4,044,696	1,189,151
Lean Hogs - October 2024	1.9%	2,682,815	2,067,113	607,737
Lead - September 2024	0.2%	318,091	245,090	72,057
Lead - November 2024	0.6%	885,871	682,565	200,676
Nickel - September 2024	0.7%	960,750	740,259	217,638
Nickel - November 2024	1.9%	2,675,813	2,061,718	606,150
Zinc - September 2024	0.7%	949,233	731,385	215,029
Zinc - November 2024	1.9%	2,651,434	2,042,934	600,628
Natural Gas - September 2024	1.6%	2,282,498	1,758,669	517,053
Natural Gas - November 2024	5.8%	8,148,043	6,278,082	1,845,772
Gasoil - September 2024	0.7%	1,013,521	780,920	229,592
Gasoil - November 2024	2.0%	2,783,329	2,144,560	630,506
Soybeans - November 2024	4.7%	6,664,625	5,135,105	1,509,734
Sugar - October 2024	2.5%	3,487,260	2,686,940	789,967
Silver - September 2024	1.4%	2,047,173	1,577,350	463,745
Silver - December 2024	4.0%	5,724,384	4,410,648	1,296,742
Soybean Meal - December 2024	3.0%	4,193,315	3,230,957	949,910
Wheat - September 2024	0.6%	885,290	682,117	200,544
Wheat - December 2024	1.8%	2,563,733	1,975,361	580,761
Gasoline RBOB - September 2024	0.7%	936,817	721,819	212,217
Gasoline RBOB - November 2024	1.6%	2,298,719	1,771,167	520,728
	100.0%	141,486,058	109,015,257	32,050,765
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2024, the Subsidiary’s net assets were $149,734,496, which represented 17.6% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$274,454,073	$—	$274,454,073
Non - U.S. Sovereign Debt	—	4,294,672	—	4,294,672
Municipal Bonds	—	2,647,121	—	2,647,121
U.S. Corporate Bonds	—	172,766,815	—	172,766,815
Residential Mortgage-Backed Securities	—	17,208,667	—	17,208,667
Commercial Mortgage-Backed Securities	—	24,270,260	—	24,270,260
Asset-Backed Securities (including CDOs)	—	87,673,485	—	87,673,485
Foreign Bonds	—	113,746,340	—	113,746,340
Short-Term Securities	—	35,559,809	—	35,559,809
Mutual Funds	84,684,897	—	—	84,684,897
Total	$84,684,897	$732,621,242	$—	$817,306,139
Other Financial Instruments
Futures Contracts – Assets	$327,679	$—	$—	$327,679
Swap Agreements – Assets	—	834,585	—	834,585
Swap Agreements – Liabilities	—	(4,421,816)	—	(4,421,816)
For further information regarding security characteristics, see the Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$83,594,006	$302,402,316	$301,305,333	$(5,769)	$(323)	$84,684,897
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,276,008	$—